================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Abingworth LLP

Address: Princes House, 38 Jermyn Street, London, England SW1Y 6DN

Form 13F File Number: 28-14285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James Abell

Title:   Member

Phone:   +44 (0)20 7534 1500


Signature, Place, and Date of Signing:

/s/ James Abell             London, United Kingdom           May 9, 2011
-----------------------    ------------------------    -----------------------
        (Name)                  (City, State)                  (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

================================================================================

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 27 items

Form 13F Information Table Value Total: $195,981 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.    Form 13F File Number         Name

    1      Not applicable               Abingworth Management Limited

                          FORM 13F INFORMATION TABLE

             COLUMN 1               COLUMN 2  COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
             --------               --------- --------- -------- ------------------- ---------- -------- ----------------------
                                                                                                            VOTING AUTHORITY
                                    TITLE OF             VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------------
NAME OF ISSUER                       CLASS     CUSIP    (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------                      --------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AFFYMETRIX INC                         COM    00826T108  1,281    246,253   SH        DEFINED      1      246,253
ALEXZA PHARMACEUTICALS INC             COM    15384100   4,849   2,869,207  SH        DEFINED      1     2,869,207
ALLOS THERAPEUTICS INC                 COM    19777101    837     265,000   SH        DEFINED      1      265,000
ALNYLAM PHARMACEUTICALS INC            COM    02043Q107  17,342  1,814,053  SH        DEFINED      1     1,814,053
AMARIN CORP PLC                     SPONS ADR 23111206   88,148  12,075,000 SH        DEFINED      1     12,075,000
AVANIR PHARMACEUTICALS INC            CL A    05348P401   458     112,500   SH        DEFINED      1      112,500
CELLDEX THERAPEUTICS INC               COM    15117B103  1,380    343,396   SH        DEFINED      1      343,396
CALIPER LIFE SCIENCES INC              COM    130872104  4,242    627,501   SH        DEFINED      1      627,501
CARDIOME PHARMA CORP                   COM    14159U202  2,053    480,856   SH        DEFINED      1      480,856
CELGENE CORP                           COM    151020104  5,235     90,994   SH        DEFINED      1       90,994
CORNERSTONE THERAPEUTICS INC           COM    21924P103   561      84,742   SH        DEFINED      1       84,742
ENTREMED INC                           COM    29382F202   362      70,760   SH        DEFINED      1       70,760
EXELIXIS INC                           COM    30161Q104  4,685    415,000   SH        DEFINED      1      415,000
INCYTE CORP                            COM    45337C102  13,154   830,417   SH        DEFINED      1      830,417
ISIS PHARMACEUTICALS INC              NOTE    464337AE4  1,229     1,280    PRN       DEFINED      1       1,280
ISIS PHARMACEUTICALS INC               COM    464330109  2,416    267,578   SH        DEFINED      1      267,578
MICROMET INC                           COM    59509C105  9,396   1,677,860  SH        DEFINED      1     1,677,860
NEKTAR THERAPEUTICS                    COM    640268108  6,281    663,946   SH        DEFINED      1      663,946
NOVAVAX INC                            COM    670002104  3,895   1,503,824  SH        DEFINED      1     1,503,824
NPS PHARMACEUTICALS INC                COM    62936P103  4,761    497,500   SH        DEFINED      1      497,500
ONCOGENEX PHARMACEUTICALS INC          COM    68230A106  6,826    447,590   SH        DEFINED      1      447,590
PONIARD PHARMACEUTICALS INC            COM    732449301    77     182,239   SH        DEFINED      1      182,239
SUNESIS PHARMACEUTICALS INC            COM    867328502   248     129,358   SH        DEFINED      1      129,358
MEDICINES CO                           COM    584688105  1,742    107,000   SH        DEFINED      1      107,000
TRIMERIS INC                           COM    896263100   794     320,000   SH        DEFINED      1      320,000
ZALICUS INC                            COM    98887C105  2,100    864,044   SH        DEFINED      1      864,044
ZOGENIX INC                            COM    98978L105  11,629  2,335,218  SH        DEFINED      1     2,335,218